As filed with the Securities and Exchange Commission on February 11, 2020

Securities Act File No. 333-124430

Investment Company Act File No. 811-21761

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.
Post-Effective Amendment No. 44	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 45	X

KEELEY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

141 West Jackson Blvd. Suite 2150, Chicago, Illinois 60604

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 312-786-5050

Copies to:

Kevin M. Keeley Keeley Teton Advisors, LLC 141 West Jackson Blvd. Suite 2150 Chicago, Illinois 60604	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective:

  X       immediately upon filing pursuant to paragraph (b); or

             on [                        ] pursuant to paragraph (b); or

             60 days after filing pursuant to paragraph (a)(1); or

             on [                        ] pursuant to paragraph (a)(1); or

             75 days after filing pursuant to paragraph (a)(2); or

             on                          pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, KEELEY FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 44 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 11th day of February, 2020.

KEELEY FUNDS, INC.

BY:	/s/ Kevin M. Keeley
Kevin M. Keeley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Laura D. Alter*	Director	February 11, 2020
Laura D. Alter

/s/ John C. Ball John C. Ball	Treasurer (Principal Financial and Accounting Officer)	February 11, 2020

Anthony S. Colavita*	Director	February 11, 2020
Anthony S. Colavita

James P. Conn*	Director	February 11, 2020
James P. Conn

Nicholas F. Galluccio*	Co-Chairman and Director	February 11, 2020
Nicholas F. Galluccio

/s/ Kevin M. Keeley	Co-Chairman, Director and President	February 11, 2020
Kevin M. Keeley	(Chief Executive Officer)

Jerome J. Klingenberger*	Director	February 11, 2020
Jerome J. Klingenberger

Sean Lowry*	Director	February 11, 2020
Sean Lowry

Michael J. Melarkey*	Director	February 11, 2020
Michael J. Melarkey

Kuni Nakamura*	Director	February 11, 2020
Kuni Nakamura

*By:	/s/ John C. Ball
John C. Ball

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase